Selling and Administrative Expenses - Details of Selling and Administrative Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [Line Items]
Expenses related to defined benefit plans	₩ 160,669	₩ 162,997	₩ 179,880
Shipping	184,105	196,002	240,288
Fees and commissions	679,475	695,245	722,134
Taxes and dues	141,669	109,473	123,210
Advertising	113,547	193,436	112,400
Warranty	309,113	418,942	234,928
Travel	61,520	95,074	104,009
Others	666,983	625,504	713,990
Selling general and administrative expenses [member]
Statement of comprehensive income [Line Items]
Salaries	294,055	514,736	500,610
Expenses related to defined benefit plans	26,449	29,018	30,724
Other employee benefits	68,402	77,690	90,348
Shipping	147,711	162,509	200,434
Fees and commissions	221,922	219,784	221,050
Depreciation	215,479	225,909	174,575
Taxes and dues	82,708	49,826	65,621
Advertising	113,547	193,436	112,400
Warranty	309,113	418,942	234,928
Rent	2,008	2,887	26,691
Insurance	12,985	11,386	11,584
Travel	8,296	23,594	24,659
Training	8,463	12,215	13,309
Others	61,813	63,799	65,343
Selling, general and administrative expenses	₩ 1,572,951	₩ 2,005,731	₩ 1,772,276